Pensions and Other Post-employment Benefits - Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	£ 760	£ 538
Benefit plans	(3,125)	(3,539)	£ (4,090)
Other Noncurrent Assets [member] | Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	760	538	313
Assets classified as held for sale [member] | Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	(9)
Pensions and other post-employment benefits [member] | Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	(1,755)	(2,043)	(2,397)
Pensions and other post-employment benefits [member] | Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	£ (1,370)	£ (1,496)	£ (1,693)